RELATED PARTY TRANSACTIONS - Income Statement (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenues
Power purchase and revenue agreements	$ 17	$ (45)	$ 54	$ 20
Direct operating costs
Energy purchases	(3)	(3)	(11)	(10)
Energy marketing fee & other services	0	(3)	(1)	(6)
Total related party direct operating costs	(3)	(6)	(12)	(16)
Interest expense
Borrowings	(17)	(6)	(34)	(10)
Other
Interest income	5	3	14	5
Dividend income	1	3	3	4
Other related party services	(2)	(1)	(3)	(2)
Financial instrument gain	0	2	2	7
Management service agreement	$ (22)	$ (32)	$ (43)	$ (68)